Prepaid Expenses and Other Current Assets - Schedule of Prepaid Expenses and Other Current Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Schedule of Prepaid Expenses and Other Current Assets [Abstract]
Advance to supplier	[1]	$ 2,609,778	$ 2,130,175
Loans to third parties		128,698
Prepayment for investment		257,397	246,599
Other receivables		455,921	772,252
Prepaid VAT and income tax	[2]	2,660,636	1,061,675
Subtotal		6,112,430	4,210,701
Less: allowance for prepaid expenses and other current assets		(142,998)	(136,999)
Total		$ 5,969,432	$ 4,073,702

[1]	The Company prepaid its vendors for electricity and graphite anode materials, including single granular coke, secondary granular coke, and mixed batches of single particle and secondary coke and etc.
[2]	The amount of VAT payable is determined by applying the applicable tax rate to the invoiced amount of services provided (output VAT) less VAT paid on purchases made with the relevant supporting invoices (input VAT). The Company’s input VAT exceeded output VAT as the Company purchased inventory and plant, property and equipment for manufacturing graphite anode materials as of December 31, 2025 and 2024.